Intangible assets other than goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	$ 151,943,693	$ 128,257,441
Additions (2)	15,979,870	5,124,679
Divestitures (cost)		(3,507,642)
Amortization of year	(4,608,435)	(3,512,196)
Conversion effect	(22,034,595)	2,307,183
Others increase (decreased) (1)	30,624,914	20,230,288
Changes	20,445,979	23,686,252
As of December	172,389,672	151,943,693
Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	121,643,175	102,648,435
Additions (2)	12,950,000	0
Divestitures (cost)		0
Amortization of year	0	0
Conversion effect	(20,964,262)	2,093,513
Others increase (decreased) (1)	28,918,297	16,901,227
Changes	20,904,035	18,994,740
As of December	142,547,210	121,643,175
Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	25,078,589	22,274,185
Additions (2)	2,416,575	5,124,679
Divestitures (cost)		(3,507,642)
Amortization of year	(4,454,798)	(3,313,510)
Conversion effect	(1,064,314)	182,662
Others increase (decreased) (1)	1,624,386	1,239,653
Changes	(1,098,698)	2,804,404
As of December	23,979,891	25,078,589
Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	3,199,349	3,199,349
Additions (2)	0	0
Divestitures (cost)		0
Amortization of year	0	0
Conversion effect	0	0
Others increase (decreased) (1)	0	0
Changes	0	0
As of December	3,199,349	3,199,349
Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	2,022,580	135,472
Additions (2)	613,295	0
Divestitures (cost)		0
Amortization of year	(153,637)	(198,686)
Conversion effect	(6,019)	31,008
Others increase (decreased) (1)	82,231	2,089,408
Changes	640,642	1,887,108
As of December	2,663,222	2,022,580
Gross carrying amount [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	182,121,992	157,967,484
As of December	206,692,181	182,121,992
Gross carrying amount [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	121,643,175	102,648,435
As of December	142,547,210	121,643,175
Gross carrying amount [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	54,399,144	51,359,792
As of December	57,375,791	54,399,144
Gross carrying amount [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	3,199,349	3,199,349
As of December	3,199,349	3,199,349
Gross carrying amount [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	2,880,324	759,908
As of December	3,569,831	2,880,324
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(30,178,299)	(29,710,043)
Divestitures (cost)		3,272,460
Conversion effect	484,225	(228,520)
As of December	(34,302,509)	(30,178,299)
Accumulated depreciation and amortisation [member] | Trademarks
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	0	0
Divestitures (cost)		0
Conversion effect	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Software programs
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(29,320,555)	(29,085,607)
Divestitures (cost)		3,272,460
Conversion effect	379,453	(193,898)
As of December	(33,395,900)	(29,320,555)
Accumulated depreciation and amortisation [member] | Water rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	0	0
Divestitures (cost)		0
Conversion effect	0	0
As of December	0	0
Accumulated depreciation and amortisation [member] | Distribution rights
Disclosure Of Intangible Assets Other Than Goodwill [Line Items]
As of January	(857,744)	(624,436)
Divestitures (cost)		0
Conversion effect	104,772	(34,622)
As of December	$ (906,609)	$ (857,744)